Employee Stock Purchase Plan - Additional Information (Detail)	0 Months Ended
	Sep. 20, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance		5,977,000	25,096,000
Percentage of discount allowed to employee to purchase common stock	15.00%
2014 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance	394,710